Property, plant and equipment, net (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Summary of Property, Plant and Equipment, Net
Property, plant and equipment, net consisted of the following:

	December 31,
(in millions)	2017	2016
Land and buildings	$809.6	$781.1
Tank farms	277.4	272.5
Machinery, equipment and other	820.2	747.6
Less: Accumulated depreciation	(927.2)	(811.5)
Subtotal	$980.0	$989.7
Work in progress	23.0	29.8
Property, plant and equipment, net (1)	$1,003.0	$1,019.5

(1)	As of December 31, 2016, property, plant and equipment amounts are net of impairment losses of $16.5 million. Refer to “Note 13: Impairment charges” for further information.

Summary of Cost and Accumulated Depreciation Related to Capital Lease Assets
Included within property, plant and equipment, net are assets related to capital leases where the Company is the lessee. The below table summarizes the cost and accumulated depreciation related to these assets:

	December 31,
(in millions)	2017	2016
Capital lease assets, at cost	$86.0	$76.5
Less: accumulated depreciation	(27.0)	(14.5)
Capital lease assets, net	$59.0	$62.0